Significant Accounting Policies - Schedule of Variable Interest Entities (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2015	Dec. 31, 2014
Revenues, by segment:
Revenues	$ 951,189	$ 818,601	$ 1,017,108	$ 598,978	$ 894,416	$ 770,833	$ 978,493	$ 658,122	$ 3,385,876	$ 3,301,864	$ 3,399,774
Depreciation and amortization									264,742	264,879	282,946
Operating (loss) income, by segment:
Operating loss	140,116	24,860	196,047	(119,030)	125,903	54,876	172,643	(62,745)	241,993	290,677	259,072
Net income (loss) attributable to Laureate Education, Inc.	195,846	$ (97,958)	$ 116,385	$ (122,808)	41,307	$ 86,317	$ 347,390	$ (103,167)	91,465	371,847	(316,248)
Balance Sheets data:
Cash and cash equivalents	320,567				295,785				320,567	295,785
Current assets held for sale	324,668				261,864				324,668	261,864
Other current assets	643,459				558,217				643,459	558,217
Total current assets (includes VIE amounts of $407,315 and $322,210, see Note 2)	1,288,694				1,115,866				1,288,694	1,115,866
Goodwill	1,828,365				1,786,554				1,828,365	1,786,554	1,951,444	$ 6,969
Tradenames	1,167,302				1,153,348				1,167,302	1,153,348
Other intangible assets, net	35,779				46,035				35,779	46,035
Long-term assets held for sale	1,224,672				1,169,634				1,224,672	1,169,634
Other long-term assets	1,846,473				1,791,097				1,846,473	1,791,097
Total assets (includes VIE amounts of $1,419,579 and $1,309,113, see Note 2)	7,391,285				7,062,534				7,391,285	7,062,534
Current liabilities held for sale	451,569				433,529				451,569	433,529
Other current liabilities	923,020				1,006,768				923,020	1,006,768
Long-term liabilities held for sale	405,747				395,945				405,747	395,945
Long-term debt and other long-term liabilities	3,609,670				4,205,067				3,609,670	4,205,067
Total liabilities (includes VIE amounts of $449,561 and $424,297, see Note 2)	5,390,006				6,041,309				5,390,006	6,041,309
Total stockholders' equity	1,587,282				664,392				1,587,282	664,392	355,426		$ 1,056,548
Total stockholders' equity attributable to Laureate Education, Inc.	1,575,164				632,210				1,575,164	632,210
Brazil
Balance Sheets data:
Goodwill	493,373				501,055				493,373	501,055	417,938
Mexico
Balance Sheets data:
Goodwill	503,373				480,985				503,373	480,985	578,350
Andean
Balance Sheets data:
Goodwill	272,181				253,911				272,181	253,911	246,375
Rest of World
Balance Sheets data:
Goodwill	98,698				88,802				98,698	88,802	246,980
Operating Segments
Revenues, by segment:
Revenues									3,385,876	3,301,864	3,399,774
Balance Sheets data:
Total assets (includes VIE amounts of $1,419,579 and $1,309,113, see Note 2)	7,391,285				7,062,534				7,391,285	7,062,534
Operating Segments | Brazil
Revenues, by segment:
Revenues									765,746	690,804	672,917
Balance Sheets data:
Total assets (includes VIE amounts of $1,419,579 and $1,309,113, see Note 2)	1,256,364				1,245,264				1,256,364	1,245,264
Operating Segments | Mexico
Revenues, by segment:
Revenues									646,154	626,011	678,193
Balance Sheets data:
Total assets (includes VIE amounts of $1,419,579 and $1,309,113, see Note 2)	969,400				972,171				969,400	972,171
Operating Segments | Andean
Revenues, by segment:
Revenues									1,085,640	969,717	913,388
Balance Sheets data:
Total assets (includes VIE amounts of $1,419,579 and $1,309,113, see Note 2)	1,714,819				1,579,581				1,714,819	1,579,581
Operating Segments | Rest of World
Revenues, by segment:
Revenues									214,720	330,423	452,937
Balance Sheets data:
Total assets (includes VIE amounts of $1,419,579 and $1,309,113, see Note 2)	225,429				227,071				225,429	227,071
Other operations including discontinued operations
Operating (loss) income, by segment:
Operating loss									241,993	290,677	259,072
Net income (loss) attributable to Laureate Education, Inc.									513,205	550,058	125,363
Corporate and eliminations
Revenues, by segment:
Revenues									(16,758)	(20,067)	(25,659)
Operating (loss) income, by segment:
Net income (loss) attributable to Laureate Education, Inc.									(434,775)	(181,520)	(446,522)
Balance Sheets data:
Total assets (includes VIE amounts of $1,419,579 and $1,309,113, see Note 2)	1,931,126				1,740,649				1,931,126	1,740,649
Variable Interest Entity, Primary Beneficiary
Revenues, by segment:
Revenues									123,237	113,276	106,005
Balance Sheets data:
Cash and cash equivalents	100,971				72,540				100,971	72,540
Current assets held for sale	170,229				125,250				170,229	125,250
Other current assets	136,115				124,420				136,115	124,420
Total current assets (includes VIE amounts of $407,315 and $322,210, see Note 2)	407,315				322,210				407,315	322,210
Goodwill	183,812				171,233				183,812	171,233
Tradenames	74,484				68,922				74,484	68,922
Other intangible assets, net	0				0				0	0
Long-term assets held for sale	369,375				361,781				369,375	361,781
Other long-term assets	384,593				384,967				384,593	384,967
Total assets (includes VIE amounts of $1,419,579 and $1,309,113, see Note 2)	1,419,579				1,309,113				1,419,579	1,309,113
Current liabilities held for sale	183,166				191,489				183,166	191,489
Other current liabilities	157,981				129,433				157,981	129,433
Long-term liabilities held for sale	84,760				84,477				84,760	84,477
Long-term debt and other long-term liabilities	23,654				18,898				23,654	18,898
Total liabilities (includes VIE amounts of $449,561 and $424,297, see Note 2)	449,561				424,297				449,561	424,297
Total stockholders' equity	970,018				884,816				970,018	884,816
Total stockholders' equity attributable to Laureate Education, Inc.	$ 948,966				$ 866,997				948,966	866,997
Variable Interest Entity, Primary Beneficiary | Operating Segments
Revenues, by segment:
Revenues									418,123	400,317	396,371
Depreciation and amortization									26,899	28,351	29,529
Operating (loss) income, by segment:
Operating loss									(5,735)	(13,966)	(9,869)
Net income (loss) attributable to Laureate Education, Inc.									13,035	3,309	4,911
Variable Interest Entity, Primary Beneficiary | Operating Segments | Brazil
Revenues, by segment:
Revenues									104	0	0
Operating (loss) income, by segment:
Operating loss									(1)	(80)	(18)
Variable Interest Entity, Primary Beneficiary | Operating Segments | Mexico
Revenues, by segment:
Revenues									0	0	9
Operating (loss) income, by segment:
Operating loss									(876)	(967)	(1,330)
Variable Interest Entity, Primary Beneficiary | Operating Segments | Andean
Revenues, by segment:
Revenues									418,019	380,111	363,369
Operating (loss) income, by segment:
Operating loss									(4,858)	(17,120)	(12,837)
Variable Interest Entity, Primary Beneficiary | Operating Segments | Rest of World
Revenues, by segment:
Revenues									0	20,206	32,993
Operating (loss) income, by segment:
Operating loss									$ 0	$ 4,201	$ 4,316